Commitments and contingencies (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Commitments and contingencies [Abstract]
Assets pledged under mortgages and overdraft facilities	$ 2,200.2	$ 2,098.1
Maturity schedule for contractual commitments [Abstract]
Contractual commitments	0
West Aquarius [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	180.0
West Capella [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	250.0
Guarantee in favor of banks [Member] | West Capella [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	$ 157.4